Related and Interested Parties (Balances with Interested Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Other current assets	$ 34	$ 40
Other current liabilities	$ 2	$ 4